Concentration of Customers and Suppliers (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Customer Concentration Risk [Member] | One Customers [Member] | Revenue Benchmark [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	36.10%	18.10%
Customer Concentration Risk [Member] | One Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	77.00%		34.90%
Customer Concentration Risk [Member] | Two Customers [Member] | Revenue Benchmark [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	13.70%	17.10%
Customer Concentration Risk [Member] | Two Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			21.70%
Customer Concentration Risk [Member] | Three Customers [Member] | Revenue Benchmark [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	11.60%	10.10%
Customer Concentration Risk [Member] | Three Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			13.80%
Customer Concentration Risk [Member] | Four Customers [Member] | Accounts Receivable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			11.40%
Supplier Concentration Risk [Member] | One Suppliers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	48.20%	46.20%
Supplier Concentration Risk [Member] | Two Suppliers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	25.10%	19.40%
Supplier Concentration Risk [Member] | Three Suppliers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage		18.70%
Supplier Concentration Risk [Member] | One Major Suppliers [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage	96.00%
Supplier Concentration Risk [Member] | One Major IPO Vendors [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			29.60%
Supplier Concentration Risk [Member] | Two Major IPO Vendors [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			23.00%
Supplier Concentration Risk [Member] | Three Major IPO Vendors [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			18.70%
Supplier Concentration Risk [Member] | One Major Inventory Supplier [Member] | Accounts Payable [Member]
Concentration of Customers and Suppliers [Line Items]
Concentration percentage			20.60%